Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Credit Facilities	$ 538,208	$ 732,130
Term Bank Loans	861,886	686,206
Total	1,400,094	1,418,336
Less - current portion	(319,560)	(228,492)
Long-term portion	$ 1,080,534	$ 1,189,844